UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07209

T. Rowe Price Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments

Value Fund	March 31, 2018

T. Rowe Price Value Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 99.0%		
CONSUMER DISCRETIONARY 4.7%		
Auto Components 0.8%		
Magna International (1)	3,453,199	194,588
		194,588
Automobiles 0.1%		
General Motors (1)	320,200	11,636
		11,636
Hotels, Restaurants & Leisure 1.1%		
Caesars Entertainment (1)(2)	244,878	2,755
MGM Resorts International (1)	2,537,400	88,859
Norwegian Cruise Line Holdings (1)(2)	3,646,022	193,130
		284,744
Household Durables 0.6%		
Lennar, Class A (1)	2,700,843	159,188
		159,188
Internet & Direct Marketing Retail 1.2%		
Booking Holdings (1)(2)	119,800	249,231
Expedia (1)	359,200	39,659
		288,890
Media 0.9%		
Time Warner (1)	476,000	45,020
Twenty-First Century Fox (1)	4,771,800	173,550
Walt Disney (1)	146,500	14,715
		233,285
Total Consumer Discretionary		1,172,331

CONSUMER STAPLES 10.1%		
Food & Staples Retailing 2.5%		
CVS Health (1)	3,064,400	190,636
Wal-Mart (1)	5,003,000	445,117
		635,753
Food Products 5.2%		
Bunge	3,291,321	243,360
Tyson Foods, Class A (1)	14,564,945	1,066,009
		1,309,369
Tobacco 2.4%		
Philip Morris International (1)	5,903,977	586,855
		586,855
Total Consumer Staples		2,531,977
ENERGY 8.0%		
Oil, Gas & Consumable Fuels 8.0%		
Andeavor (1)	732,994	73,710
Canadian Natural Resources	986,500	31,045
Chevron	3,946,363	450,043
EOG Resources (1)	2,402,519	252,913
Hess (1)	1,835,600	92,918
Marathon Petroleum	2,789,301	203,926
Occidental Petroleum (1)	346,313	22,497
Plains GP Holdings, Class A (2)	572,600	12,454
Total, ADR	7,724,578	445,631
TransCanada (1)	8,617,255	355,979
Valero Energy	773,400	71,748
Total Energy		2,012,864
FINANCIALS 25.3%		
Banks 13.3%		
Bank of America (1)	10,111,449	303,242
Citigroup	3,487,951	235,437

Fifth Third Bancorp (1)	7,161,949	227,392
First Republic Bank (1)	1,238,684	114,715
JPMorgan Chase (1)	10,271,457	1,129,552
KeyCorp (1)	12,346,120	241,367
PNC Financial Services Group (1)	2,600,829	393,349
SunTrust (1)	1,516,700	103,196
U.S. Bancorp (1)	1,809,000	91,355
Wells Fargo	9,673,634	506,995
		3,346,600
Capital Markets 4.7%		
Bank of New York Mellon (1)	2,249,575	115,921
Intercontinental Exchange (1)	3,529,513	255,960
Morgan Stanley	11,944,629	644,532
State Street (1)	1,558,931	155,472
		1,171,885
Consumer Finance 1.0%		
Synchrony Financial	7,487,650	251,061
		251,061
Insurance 6.3%		
American International Group (1)	5,156,604	280,622
Chubb	3,469,734	474,555
Marsh & McLennan (1)	3,646,733	301,184
MetLife (1)	3,979,422	182,616
Munich Re (EUR)	873,069	203,025
Willis Towers Watson (1)	904,200	137,610
		1,579,612
Total Financials		6,349,158

HEALTH CARE 14.8%		
Biotechnology 0.5%		
Gilead Sciences	1,625,588	122,553
		122,553
Health Care Equipment & Supplies 5.9%		
Abbott Laboratories	1,407,338	84,328
Becton Dickinson & Company (1)	1,494,277	323,810
Cooper Companies (1)	519,300	118,821
Danaher (1)	3,282,952	321,434
Hologic (1)(2)	3,495,730	130,600
Medtronic	3,178,037	254,942
Stryker (1)	1,528,200	245,918
		1,479,853
Health Care Providers & Services 1.9%		
Aetna (1)	839,451	141,867
Anthem (1)	804,404	176,728
Cigna (1)	314,400	52,737
UnitedHealth Group	538,900	115,325
		486,657
Life Sciences Tools & Services 1.5%		
Agilent Technologies (1)	2,931,007	196,084
Thermo Fisher Scientific (1)	893,090	184,387
		380,471
Pharmaceuticals 5.0%		
Johnson & Johnson (1)	2,459,083	315,131
Merck	6,056,980	329,924
Perrigo (1)	1,126,794	93,907
Pfizer (1)	11,937,565	423,664
Roche Holding (CHF)	377,570	86,614
		1,249,240
Total Health Care		3,718,774

INDUSTRIALS & BUSINESS SERVICES 9.0%		
Aerospace & Defense 3.6%		
Boeing (1)	1,367,922	448,514
Harris (1)	932,169	150,340
Northrop Grumman (1)	841,400	293,750
		892,604
Airlines 2.0%		
American Airlines (1)	5,030,717	261,396
Delta Air Lines (1)	4,332,498	237,464
		498,860
Building Products 0.8%		
Johnson Controls International (1)	5,952,121	209,753
		209,753
Commercial Services & Supplies 0.1%		
Stericycle (1)(2)	550,001	32,192
		32,192
Industrial Conglomerates 1.4%		
3M (1)	102,700	22,545
GE (1)	161,500	2,177
Honeywell International (1)	1,017,779	147,079
Roper Technologies (1)	646,888	181,575
		353,376
Machinery 1.1%		
PACCAR	258,700	17,118
Stanley Black & Decker	1,611,600	246,897
		264,015
Total Industrials & Business Services		2,250,800

INFORMATION TECHNOLOGY 13.4%		
Communications Equipment 1.6%		
Cisco Systems (1)	9,530,612	408,768
		408,768
Electronic Equipment, Instruments & Components 1.9%		
Corning (1)	3,790,800	105,688
Keysight Technologies (1)(2)	4,641,775	243,183
TE Connectivity (1)	1,235,089	123,385
		472,256
Semiconductors & Semiconductor Equipment 4.5%		
Applied Materials	3,088,396	171,746
Broadcom (1)	1,572,630	370,590
Intel (1)	2,980,400	155,219
Maxim Integrated Products	1,219,800	73,456
Microchip Technology (1)	480,300	43,880
Qualcomm (1)	1,998,793	110,753
Texas Instruments (1)	2,037,506	211,677
		1,137,321
Software 5.4%		
Microsoft (1)	12,863,000	1,174,006
Synopsys (1)(2)	2,173,595	180,930
		1,354,936
Total Information Technology		3,373,281
MATERIALS 3.6%		
Chemicals 2.0%		
CF Industries (1)	4,313,800	162,760
DowDuPont	4,190,894	267,002

PPG Industries (1)	600,800	67,049
		496,811
Containers & Packaging 1.6%		
International Paper	7,792,284	416,342
		416,342
Total Materials		913,153
REAL ESTATE 2.1%		
Equity Real Estate Investment Trusts 2.1%		
Crown Castle International, REIT (1)	3,719,800	407,727
SL Green Realty, REIT (1)	258,600	25,040
Weyerhaeuser, REIT (1)	3,013,400	105,469
Total Real Estate		538,236
TELECOMMUNICATION SERVICES 1.4%		
Diversified Telecommunication Services 1.4%		
Verizon Communications	7,235,856	346,019
Total Telecommunication Services		346,019
UTILITIES 6.5%		
Electric Utilities 5.0%		
American Electric Power	255,100	17,497
Entergy (1)	1,915,073	150,869
Eversource Energy (1)	2,676,319	157,689
NextEra Energy (1)	2,627,641	429,173
PG&E (1)	4,385,757	192,666
Southern Company (1)	1,885,798	84,220
Westar Energy (1)	3,745,292	196,965
XCEL Energy	393,300	17,887
		1,246,966
Multi-Utilities 1.5%		
NiSource (1)	2,736,864	65,439

Sempra Energy (1)	2,918,200	324,562
		390,001
Total Utilities		1,636,967
Total Common Stocks (Cost $20,643,031)		24,843,560
CONVERTIBLE PREFERRED STOCKS 0.8%		
HEALTH CARE 0.2%		
Health Care Equipment & Supplies 0.2%		
Becton Dickinson & Company, Series A, 6.125%, 5/1/20 (1)	892,572	52,024
Total Health Care		52,024
UTILITIES 0.6%		
Electric Utilities 0.4%		
NextEra Energy, 6.123%, 8/2/19 (1)	1,741,048	100,934
		100,934
Multi-Utilities 0.2%		
Sempra Energy, Series A, 6.00%, 1/15/21	491,437	50,255
		50,255
Total Utilities		151,189
Total Convertible Preferred Stocks (Cost $180,261)		203,213
SHORT-TERM INVESTMENTS 0.5%		
Money Market Funds 0.5%		
T. Rowe Price Government Reserve Fund, 1.63% (3)(4)	137,103,798	137,104
Total Short-Term Investments (Cost $137,104)		137,104

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2018. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Affiliate	Net Realized Gain (Loss)	Change in Net Unrealized Gain/Loss	Investment Income
Tyson Foods	$ 24,598	$ 138,339	$ 4,420
T. Rowe Price Government Reserve Fund	—	—	244
T. Rowe Price Short-Term Fund	—	—	—++
Totals	$ 24,598#	$ 138,339	$ 4,664+

Supplementary Investment Schedule

Affiliate	Value 12/31/17	Purchase Cost	Sales Cost	Value 3/31/18
Tyson Foods	$ 1,208,579	$ 55,357	$ 59,589	$ *
T. Rowe Price Government Reserve Fund	254,443	¤	¤	137,104
T. Rowe Price Short-Term Fund	204,149	¤	¤	977,306
				$ 1,114,410^

\# Capital gain/loss distributions from mutual funds represented $0 of the net realized gain (loss).

++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.

\+ Investment income comprised $4,664 of dividend income and $0 of interest income.

* On the date indiated, issuer was held but not considered an affiliated company.

¤ Purchase and sale information not shown for cash management funds.

^ The cost basis of investments in affiliated companies was $1,114,410.

T. Rowe Price Value Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2018:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2018.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2018, the value of loaned securities was $935,418,000; the value of cash collateral and related investments was $977,306,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Value Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date May 24, 2018